CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 145,600	$ 135,922	$ 110,100
Cost of revenues:
Total cost of revenues	44,553	40,082	33,834
Gross profit	101,047	95,840	76,266
Operating expenses:
Research and development (net of grant participations of $ 167, $ 339 and $ 378 for the years ended December 31, 2021, 2020 and 2019, respectively)	47,093	43,447	31,461
Sales and marketing	52,337	47,528	47,105
General and administrative	15,145	13,894	6,678
Total operating expenses	114,575	104,869	85,244
Operating loss	(13,528)	(9,029)	(8,978)
Financial income, net	339	1,857	1,960
Loss before income tax expense	(13,189)	(7,172)	(7,018)
Income tax expense	1,851	2,176	1,641
Net loss	(15,040)	(9,348)	(8,659)
Unrealized gain (loss) on available-for-sale marketable securities	(359)	191	666
Net amount reclassified to earnings from available-for-sale marketable securities	(15)	(40)	4
Total comprehensive gain (loss) from available-for-sale marketable securities	(374)	151	670
Unrealized gain (loss) on foreign currency cash flow hedges transactions	1,269	723	(332)
Net amount reclassified to earnings from hedging transactions	(770)	(203)	(96)
Total comprehensive gain (loss) from hedge transactions	499	520	(428)
Total comprehensive loss	$ (14,915)	$ (8,677)	$ (8,417)
Net loss per share:
Basic and diluted	$ (0.42)	$ (0.27)	$ (0.25)
Weighted average number of shares used in per share computations of net loss:
Basic and diluted	36,050,540	35,007,201	34,250,582
Product [Member]
Revenues:
Total revenues	$ 88,229	$ 92,524	$ 67,440
Cost of revenues:
Total cost of revenues	31,603	28,524	22,743
Service [Member]
Revenues:
Total revenues	57,371	43,398	42,660
Cost of revenues:
Total cost of revenues	$ 12,950	$ 11,558	$ 11,091